Exhibit 99.1

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 8/31/2018

This report contains information regarding assets pledged as security (the Cover Pool) in respect of the obligations under the Covered Bonds issued under RBC’s Global Covered Bond Programme as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time. Certain of the information set forth in this report, including credit bureau scores, current ratings and “The Teranet-National Bank House Price Index™” Methodology has been obtained from and is based upon sources believed by RBC and the Guarantor LP to be accurate, however, neither RBC nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or any reliance you place on such information. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security, which will be made only by a prospectus or otherwise in accordance with applicable securities laws. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.
THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.
The Cover Pool is owned by RBC Covered Bond Guarantor Limited Partnership (Guarantor LP), which has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme. Please click on the link below for additional information about the RBC Covered Bond Programme and the information contained herein. For the meaning of capitalized terms used and not otherwise defined in this report, click the following link and go to the Glossary tab in the Monthly Investor Report section: http://www.rbc.com/investorrelations/fixed_income/covered-bonds-terms.html
In this report, currency amounts are stated in Canadian dollars (“$”), unless otherwise specified.
Programme Information
Outstanding Covered Bonds
	Initial		C$	Final
Series(1)	Principal Amount	Translation Rate	Equivalent	Maturity Date(2)	Interest Basis	Rate Type
CB7	CHF 500,000,000	1.1149700 C$/CHF	$557,485,000	4/21/2021	2.250%	Fixed
CB11	€ 2,000,000,000	1.3650000 C$/€	$2,730,000,000	8/4/2020	1.625%	Fixed
CB13	US$2,000,000,000	1.0300000 C$/US$	$2,060,000,000	10/1/2018	2.000%	Fixed
CB14	€ 1,500,000,000	1.4175000 C$/€	$2,126,250,000	10/29/2018	1.250%	Fixed
CB15	€ 1,000,000,000	1.4694000 C$/€	$1,469,400,000	6/19/2019	0.750%	Fixed
CB16	AU$750,000,000	1.0024000 C$/AU$	$751,800,000	9/23/2019	3 month BBSW +0.57%	Floating
CB17	US$1,750,000,000	1.0972000 C$/US$	$1,920,100,000	9/23/2019	2.200%	Fixed
CB18	US$2,000,000,000	1.2520000 C$/US$	$2,504,000,000	2/5/2020	1.875%	Fixed
CB19	$1,500,000,000	N/A	$1,500,000,000	3/23/2020	3 month BA +0.36%	Floating
CB20	$700,000,000	N/A	$700,000,000	3/23/2020	1.590%	Fixed
CB21	€ 1,000,000,000	1.3870000 C$/€	$1,387,000,000	6/17/2022	0.875%	Fixed
CB22	€ 279,500,000	1.4017000 C$/€	$391,775,150	7/21/2031	1.652%	Fixed
CB25	€ 1,250,000,000	1.4899000 C$/€	$1,862,375,000	12/16/2020	0.500%	Fixed
CB26	US$1,750,000,000	1.3027000 C$/US$	$2,279,725,000	10/14/2020	2.100%	Fixed
CB27	€ 410,500,000	1.4525000 C$/€	$596,234,800	12/15/2034	1.616%	Fixed
CB28	€ 100,000,000	1.5370000 C$/€	$153,700,000	1/14/2036	1.625%	Fixed
CB29	£350,000,000	1.8915000 C$/£	$662,025,000	3/11/2019	3 month £ Libor +0.50%	Floating
CB30	€ 1,500,000,000	1.4808000 C$/€	$2,221,200,000	3/11/2021	0.125%	Fixed
CB31	US$1,750,000,000	1.3266000 C$/US$	$2,321,550,000	3/22/2021	2.300%	Fixed
CB32	$2,000,000,000	N/A	$2,000,000,000	4/26/2019	1.400%	Fixed
CB33	£100,000,000	1.7199000 C$/£	$171,990,000	9/14/2021	3 month £ ICE Libor +0.40%	Floating
CB34	£500,000,000	1.6401000 C$/£	$820,050,000	12/22/2021	1.125%	Fixed
CB35	£650,000,000	1.7114000 C$/£	$1,112,410,000	12/8/2022	3 month £ Libor +0.23%	Floating
CB36	£750,000,000	1.7220000 C$/£	$1,291,500,000	6/8/2021	3 month £ Libor +0.27%	Floating
CB37	€ 1,500,000,000	1.5417000 C$/€	$2,312,550,000	6/28/2023	0.250%	Fixed
Total			$35,903,119,950
OSFI Covered Bond Limit			$49,334,564,760

Weighted average maturity of Outstanding Covered Bonds (months)				30.43
Weighted average remaining term of Loans in Cover Pool (months)				27.30

Series Ratings		Moody's	DBRS	Fitch
CB7		Aaa	AAA	AAA
CB11		Aaa	AAA	AAA
CB13		Aaa	AAA	AAA
CB14		Aaa	AAA	AAA
CB15		Aaa	AAA	AAA
CB16		Aaa	AAA	AAA
CB17		Aaa	AAA	AAA
CB18		Aaa	AAA	AAA
CB19		Aaa	AAA	AAA
CB20		Aaa	AAA	AAA
CB21		Aaa	AAA	AAA
CB22		Aaa	AAA	AAA
CB25		Aaa	AAA	AAA
CB26		Aaa	AAA	AAA
CB27		Aaa	AAA	AAA
CB28		Aaa	AAA	AAA
CB29		Aaa	AAA	AAA
CB30		Aaa	AAA	AAA
CB31		Aaa	AAA	AAA
CB32		Aaa	AAA	AAA
CB33		Aaa	AAA	AAA
CB34		Aaa	AAA	AAA
CB35		Aaa	AAA	AAA
CB36		Aaa	AAA	AAA
CB37		Aaa	AAA	AAA

(1) Series CB38 €1,500,000,000.00 0.625% Covered Bonds due September 10, 2025 (C$ Equivalent of $2,272,200,000) closed September 7, 2018 (after the Calculation Date) and accordingly has not been included in the Asset Coverage Test or other statistical information in this report.
(2) An Extended Due for Payment Date twelve-months after the Final Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this report in respect of each Series applies until the Final Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date.

RBC Covered Bond Programme	Monthly Investor Report - August 31, 2018	Page 1 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 8/31/2018

Supplementary Information
Parties to RBC Global Covered Bond Programme
Issuer	Royal Bank of Canada
Guarantor entity	RBC Covered Bond Guarantor Limited Partnership
Servicer & Cash Manager	Royal Bank of Canada
Swap Providers	Royal Bank of Canada
Covered Bond Trustee & Custodian	Computershare Trust Company of Canada
Asset Monitor	PricewaterhouseCoopers LLP
Account Bank & GDA Provider	Royal Bank of Canada
Standby Account Bank & GDA Provider	Bank of Montreal
Paying Agent(1)	The Bank of New York Mellon
(1) The Paying Agent in respect of Series CB7 is Credit Suisse AG. The Paying Agent in respect of Series CB19, Series CB20 and Series CB32 is Royal Bank of Canada.

Royal Bank of Canada's Ratings(1)
	Moody's	DBRS	Fitch
Senior Debt / Long-Term Issuer Default Rating (Fitch)	Aa2	AA	AA
Short-Term Debt / Short-Term Issuer Default Rating (Fitch)	P-1	R-1 (high)	F1+
Deposit Rating ("dr") (Short-Term/Long-Term)	P-1 (dr) / Aa2 (dr)	n/a / AA (dr)	*
Counterparty Risk Assessment (Short-Term/Long-Term)	P-1 (cr) / Aa2 (cr)	n/a	n/a
Derivative Counterparty Rating (Short-Term/Long-Term)	n/a	n/a	*
Rating Outlook	Stable	Positive	Stable

Applicable Ratings of Standby Account Bank & Standby GDA Provider(1)
	Moody's	DBRS	Fitch
Senior Debt / Long-Term Issuer Default Rating (Fitch)	Aa2	AA	AA-
Short-Term Debt / Short-Term Issuer Default Rating (Fitch)	P-1	R-1 (high)	F1+
Deposit Rating (Short-Term/Long-Term)	P-1 (dr) / Aa2 (dr)	n/a / AA (dr)	*

Description of Ratings Triggers(2) (3)
A. Party Replacement

If the rating(s) of the Party falls below the level stipulated below, such party is required to be replaced or in the case of the Swap Providers (i) transfer credit support and (ii) replace itself or obtain a guarantee for its obligations.

Role (Current Party)	Moody's	DBRS	Fitch
Account Bank/GDA Provider (RBC)	P-1 (dr) & A2 (dr)	R-1 (low) & A	F1 & A-(4)
Standby Account Bank/GDA Provider (BMO)	P-1 (dr) & A2 (dr)	R-1 (low) & A	F1 & A-(4)
Cash Manager (RBC)	P-2 (cr)	BBB (low) (long)	F2 & BBB+(5)
Servicer (RBC)	Baa3 (cr)	BBB (low) (long)	F2 & BBB+(5)
Interest Rate Swap Provider (RBC)	P-2 (cr) & A3 (cr)	R-2 (middle) & BBB	F2 & BBB+(5)
Covered Bond Swap Provider (RBC)	P-2 (cr) & A3 (cr)	R-2 (middle) & BBB	F2 & BBB+(5)

B. Specified Rating Related Action

i. The following actions are required if the rating of the Cash Manager (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Asset Monitor is required to verify the Cash Manager's calculations of the Asset Coverage/Amortization test on each Calculation Date	Baa3 (cr)	n/a	BBB (long)(5)
(b) Amounts received by the Cash Manager are required to be deposited directly into the Transaction Account	P-1 (dr)	BBB (low)	F1 & A-(4)
(c) Amounts received by the Servicer are to be deposited directly to the GIC Account and not provided to the Cash Manager	P-1 (dr)	BBB (low)	F1 & A-(4)

ii. The following actions are required if the rating of the Servicer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
a) Servicer is required to hold amounts received in a separate account and transfer them to the Cash Manager or GIC Account, as applicable, within 2 business days	P-1 (dr)	BBB (low)	F1 & A-(4)

iii. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Establishment of the Reserve Fund	P-1(cr)	R-1 (mid) & A (low)	F1 & A-(4)

iv. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Cash flows will be exchanged under the Covered Bond Swap Agreement (to the extent not already occurring) except as otherwise provided in the Covered Bond Swap Agreement	Baa1 (long)(6)	BBB (high) (long)	BBB+ (long)(6)

v. Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	DBRS	Fitch
(a) Interest Rate Swap Provider	P-1 (cr) & A2 (cr)	R-1 (low) & A	F1 & A-(5)
(b) Covered Bond Swap Provider	P-1 (cr) & A2 (cr)	R-1 (low) & A	F1 & A-(5)

Events of Default & Triggers
Asset Coverage Test (C$ Equivalent of Outstanding Covered Bonds < Adjusted Aggregate Asset Amount)		Pass
Issuer Event of Default		No
Guarantor LP Event of Default		No

(1) "*" indicates that Fitch has not yet assigned the relevant rating or assessement.
(2) Where one rating or assessment is expressed, unless otherwise specified, such rating or assessment is short-term. Where two ratings or assessments are expressed, the first is short-term and the second is long-term. Unless otherwise specified, ratings or assessments are in respect of Senior Debt (or the Long-Term Issuer Default Rating in the case of Fitch) and Short-Term Debt (or the Short-Term Issuer Default Rating in the case of Fitch). Where two ratings or assessments are listed in respect of a relevant action, the action is required to be taken where the rating or assessment of the relvevant party falls below both such ratings or assessments.
(3) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(4) These ratings will be in respect of deposit ratings from Fitch following Fitch having assigned deposit ratings to the relevant party.
(5) These ratings will be in respect of Derivative Counterparty Ratings from Fitch and include the (dcr) reference following Fitch having assigned Derivative Counterparty Ratings to the relevant party.
(6) Following the date the final Government of Canada regulations of the Covered Bond Swap Provider’s bank recapitalization or “bail-in” regime” come into force, the Moody's assessment will be Baa1(cr) and, if at such time, Fitch has assigned Derivative Counterparty Ratings to the Covered Bond Swap Provider, the Fitch rating will be BBB+(dcr).

RBC Covered Bond Programme	Monthly Investor Report - August 31, 2018	Page 2 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 8/31/2018

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds			$35,903,119,950

A = lower of (i) LTV Adjusted True Balance, and			$50,976,828,278	A (i)	$54,811,741,856
(ii) Asset Percentage Adjusted True Balance, as adjusted				A (ii)	$50,976,828,278
B = Principal Receipts			-	Asset Percentage:	93.00%
C = Cash Capital Contributions			-	Maximum Asset Percentage:	93.00%
D = Substitute Assets			-
E = Reserve Fund balance			-
F = Negative Carry Factor calculation			$465,631,776
Adjusted Aggregate Asset Amount (Total: A + B + C + D + E - F)			$50,511,196,502

Regulatory OC Minimum Calculation

A (Level of Overcollateralization) = lesser of (a) Cover Pool Collateral, and			$38,631,075,274	A (a)	$54,776,100,688*
(b) Cover Pool Collateral required to meet the Asset Coverage Test				A (b)	$38,631,075,274

B (C$ Equivalent of Outstanding Covered Bonds)			$35,903,119,950

Regulatory OC Minimum Calculation (A/B)			107.60%
Regulatory Minimum Calculation			103.00%
*Amount includes Voluntary Overcollateralization and does not include Accrued Interest, Arrears of Interest or any other other amount which is due or accrued on the Loans amount which has not been paid or capitalized.

Valuation Calculation

Trading Value of Covered Bonds			$37,795,618,441

A = LTV Adjusted Present Value			$54,409,234,075	Weighted Average Effective Yield
				of Performing Eligible Loans:	3.46%
B = Principal Receipts			-
C = Cash Capital Contributions
D = Trading Value of Substitute Assets			-
E = Reserve Fund Balance			-
F = Trading Value of Swap Collateral			-
Present Value Adjusted Aggregate Asset Amount (Total: A + B + C + D + E + F)			$54,409,234,075

Intercompany Loan Balance

Guarantee Loan			$38,803,187,672
Demand Loan			$16,004,223,568
Total			$54,807,411,240

Cover Pool Losses

Period End	Write-off Amounts		Loss Percentage (Annualized)
August 31, 2018	$154,434		0.00%

Cover Pool Flow of Funds

	31-Aug-2018		31-Jul-2018
Cash Inflows
Principal Receipts	$1,073,210,595		$1,118,362,815
Proceeds for sale of Loans	$0		$0
Draw on Intercompany Loan	$0		$0
Revenue Receipts	$145,299,117		$140,599,207
Swap receipts	$140,527,118	(1)	$139,356,527	(2)
Cash Outflows
Swap payment	($145,299,117)	(1)	($140,599,207)	(2)
Swap Breakage Fee	$0		$0
Intercompany Loan interest	($140,246,064)	(1)	($139,077,814)	(2)
Intercompany Loan principal	($1,073,210,595)	(1)	($1,118,362,815)	(2)
Purchase of Loans	$0		$0
Net inflows/(outflows)	$281,054		$278,713

(1) Cash settlement to occur on September 17, 2018
(2) Cash settlement occurred on August 17, 2018

RBC Covered Bond Programme	Monthly Investor Report - August 31, 2018	Page 3 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 8/31/2018

Cover Pool Summary Statistics

Previous Month Ending Balance	$55,906,055,083
Current Month Ending Balance	$54,832,690,054
Number of Mortgages in Pool	334,741
Average Mortgage Size	$163,806
Ten Largest Mortgages as a % of Current Month Ending Balance	0.05%
Number of Properties	262,581
Number of Borrowers	255,928
	Original	(1)	Indexed(2)
Weighted Average LTV - Authorized	70.06%		53.20%
Weighted Average LTV - Drawn	60.56%		46.38%
Weighted Average LTV - Original Authorized	72.36%
Weighted Average Mortgage Rate	2.93%
Weighted Average Seasoning (Months)	25.16
Weighted Average Original Term (Months)	52.45
Weighted Average Remaining Term (Months)	27.30

(1) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
(2) Value as determined by adjusting, not less than quarterly, the Original Market Value for each Property subject to the Related Security in respect of a Loan utilizing the Housing Price Index Methodology for subsequent price developments. See Appendix under "Housing Price Index Methodology" for details.

Disclaimer: Due to rounding, numbers presented in the following distribution tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Cover Pool Delinquency Distribution

Aging Summary	Number of Loans		Percentage	Principal Balance	Percentage
Current and less than 30 days past due	334,054		99.79	$54,715,319,779	99.79
30 to 59 days past due	242		0.07	$43,451,352	0.08
60 to 89 days past due	95		0.03	$17,329,557	0.03
90 or more days past due	350		0.10	$56,589,366	0.10
Total	334,741		100.00	$54,832,690,054	100.00

Cover Pool Provincial Distribution

Province	Number of Loans		Percentage	Principal Balance	Percentage
Alberta	39,540		11.81	$6,904,311,764	12.59
British Columbia	60,036		17.94	$12,301,205,429	22.43
Manitoba	13,224		3.95	$1,519,262,111	2.77
New Brunswick	6,312		1.89	$538,902,942	0.98
Newfoundland and Labrador	3,967		1.19	$491,067,769	0.90
Northwest Territories	27		0.01	$3,118,117	0.01
Nova Scotia	9,881		2.95	$992,601,715	1.81
Nunavut	1		0.00	$41,489	0.00
Ontario	138,697		41.43	$24,773,898,789	45.18
Prince Edward Island	1,232		0.37	$116,101,332	0.21
Quebec	50,030		14.95	$5,654,192,736	10.31
Saskatchewan	11,663		3.48	$1,516,876,911	2.77
Yukon	131		0.04	$21,108,950	0.04
Total	334,741		100.00	$54,832,690,054	100.00

Cover Pool Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans		Percentage	Principal Balance	Percentage
Score Unavailable	156		0.05	$18,940,326	0.03
499 and below	1,023		0.31	$152,755,709	0.28
500 - 539	814		0.24	$127,362,052	0.23
540 - 559	619		0.18	$100,558,059	0.18
560 - 579	885		0.26	$138,975,023	0.25
580 - 599	1,352		0.40	$227,103,343	0.41
600 - 619	2,017		0.60	$346,365,662	0.63
620 - 639	3,295		0.98	$581,724,940	1.06
640 - 659	5,529		1.65	$982,815,206	1.79
660 - 679	8,639		2.58	$1,552,229,169	2.83
680 - 699	12,383		3.70	$2,207,843,295	4.03
700 - 719	16,129		4.82	$2,875,272,759	5.24
720 - 739	19,003		5.68	$3,283,046,427	5.99
740 - 759	20,669		6.17	$3,657,223,379	6.67
760 - 779	23,060		6.89	$4,146,155,909	7.56
780 - 799	27,197		8.12	$4,797,991,747	8.75
800 and above	191,971		57.35	$29,636,327,050	54.05
Total	334,741		100.00	$54,832,690,054	100.00

RBC Covered Bond Programme	Monthly Investor Report - August 31, 2018	Page 4 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 8/31/2018

Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	244,348	73.00	$38,745,619,621	70.66
Variable	90,393	27.00	$16,087,070,433	29.34
Total	334,741	100.00	$54,832,690,054	100.00

Mortgage Asset Type Distribution

	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Mortgage	57,172	17.08	$11,888,093,354	21.68
Homeline Mortgage Segment	277,569	82.92	$42,944,596,700	78.32
Total	334,741	100.00	$54,832,690,054	100.00

Cover Pool Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	28,928	8.64	$4,836,842,404	8.82
Owner Occupied	305,813	91.36	$49,995,847,650	91.18
Total	334,741	100.00	$54,832,690,054	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	42	0.01	$8,394,565	0.02
2.0000% - 2.4999%	47,296	14.13	$8,450,210,546	15.41
2.5000% - 2.9999%	139,444	41.66	$22,497,573,157	41.03
3.0000% - 3.4999%	126,949	37.92	$21,451,874,227	39.12
3.5000% - 3.9999%	14,133	4.22	$1,648,890,798	3.01
4.0000% - 4.4999%	578	0.17	$73,431,137	0.13
4.5000% - 4.9999%	1,904	0.57	$207,897,808	0.38
5.0000% - 5.4999%	1,771	0.53	$185,862,433	0.34
5.5000% - 5.9999%	751	0.22	$96,390,964	0.18
6.0000% - 6.4999%	10	0.00	$1,472,142	0.00
6.5000% - 6.9999%	3	0.00	$323,426	0.00
7.0000% and above	1,860	0.56	$210,368,851	0.38
Total	334,741	100.00	$54,832,690,054	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	78,749	23.53	$11,636,063,071	21.22
12.00 - 23.99	94,297	28.17	$14,430,736,588	26.32
24.00 - 35.99	68,819	20.56	$10,984,207,598	20.03
36.00 - 47.99	48,521	14.50	$9,222,067,377	16.82
48.00 - 59.99	41,785	12.48	$8,135,622,766	14.84
60.00 - 71.99	1,478	0.44	$259,660,462	0.47
72.00 - 83.99	882	0.26	$126,270,442	0.23
84.00 - 119.99	210	0.06	$38,061,750	0.07
120.00 and above	0	0.00	$0	0.00
Total	334,741	100.00	$54,832,690,054	100.00

Cover Pool Loan Seasoning

Loan Seasoning (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	75,573	22.58	$13,152,868,889	23.99
12.00 - 23.99	86,029	25.70	$15,896,338,637	28.99
24.00 - 35.99	66,841	19.97	$9,994,020,989	18.23
36.00 - 59.99	100,310	29.97	$15,171,101,791	27.67
60.00 and above	5,988	1.79	$618,359,748	1.13
Total	334,741	100.00	$54,832,690,054	100.00

RBC Covered Bond Programme	Monthly Investor Report - August 31, 2018	Page 5 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 8/31/2018

Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	139,864	41.78	$7,150,638,804	13.04
100,000 - 149,999	56,604	16.91	$7,027,811,841	12.82
150,000 - 199,999	43,661	13.04	$7,589,553,524	13.84
200,000 - 249,999	30,259	9.04	$6,768,632,510	12.34
250,000 - 299,999	20,556	6.14	$5,620,766,858	10.25
300,000 - 349,999	13,256	3.96	$4,287,595,177	7.82
350,000 - 399,999	8,875	2.65	$3,312,344,027	6.04
400,000 - 449,999	5,722	1.71	$2,423,931,691	4.42
450,000 - 499,999	4,122	1.23	$1,951,101,075	3.56
500,000 - 549,999	2,761	0.82	$1,446,286,316	2.64
550,000 - 599,999	2,029	0.61	$1,165,133,871	2.12
600,000 - 649,999	1,452	0.43	$905,168,526	1.65
650,000 - 699,999	1,120	0.33	$754,260,598	1.38
700,000 - 749,999	791	0.24	$572,859,697	1.04
750,000 - 799,999	667	0.20	$516,181,132	0.94
800,000 - 849,999	481	0.14	$396,881,800	0.72
850,000 - 899,999	417	0.12	$364,278,000	0.66
900,000 - 949,999	329	0.10	$303,926,543	0.55
950,000 - 999,999	345	0.10	$335,736,806	0.61
1,000,000 and above	1,430	0.43	$1,939,601,258	3.54
Total	334,741	100.00	$54,832,690,054	100.00

Cover Pool Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	30,090	8.99	$4,646,693,647	8.47
Detached	271,098	80.99	$44,441,223,448	81.05
Duplex	3,880	1.16	$537,947,176	0.98
Fourplex	946	0.28	$161,894,775	0.30
Other	758	0.23	$114,686,028	0.21
Row (Townhouse)	14,756	4.41	$2,586,319,175	4.72
Semi-detached	12,258	3.66	$2,199,856,610	4.01
Triplex	955	0.29	$144,069,195	0.26
Total	334,741	100.00	$54,832,690,054	100.00

Cover Pool Indexed LTV - Authorized Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	14,426	5.49	$1,038,149,714	1.89
20.01 - 25.00	6,399	2.44	$861,472,395	1.57
25.01 - 30.00	9,745	3.71	$1,612,006,913	2.94
30.01 - 35.00	16,028	6.10	$2,906,573,098	5.30
35.01 - 40.00	22,504	8.57	$4,552,152,981	8.30
40.01 - 45.00	27,126	10.33	$5,852,739,906	10.67
45.01 - 50.00	34,397	13.10	$7,177,907,471	13.09
50.01 - 55.00	30,039	11.44	$6,598,810,052	12.03
55.01 - 60.00	26,275	10.01	$5,756,594,615	10.50
60.01 - 65.00	16,912	6.44	$4,060,776,391	7.41
65.01 - 70.00	18,154	6.91	$4,411,447,354	8.05
70.01 - 75.00	22,001	8.38	$5,139,995,172	9.37
75.01 - 80.00	16,109	6.13	$4,036,949,001	7.36
> 80.00	2,466	0.94	$827,114,992	1.51
Total	262,581	100.00	$54,832,690,054	100.00

Cover Pool Indexed LTV - Drawn Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	44,222	16.84	$3,704,365,165	6.76
20.01 - 25.00	16,304	6.21	$2,512,876,258	4.58
25.01 - 30.00	19,023	7.24	$3,540,335,572	6.46
30.01 - 35.00	21,827	8.31	$4,657,244,736	8.49
35.01 - 40.00	23,901	9.10	$5,572,326,378	10.16
40.01 - 45.00	25,312	9.64	$6,058,378,071	11.05
45.01 - 50.00	24,921	9.49	$6,028,344,843	10.99
50.01 - 55.00	22,233	8.47	$5,433,040,618	9.91
55.01 - 60.00	17,076	6.50	$4,301,958,261	7.85
60.01 - 65.00	14,133	5.38	$3,764,911,440	6.87
65.01 - 70.00	13,879	5.29	$3,700,694,863	6.75
70.01 - 75.00	11,672	4.45	$3,152,985,301	5.75
75.01 - 80.00	7,442	2.83	$2,139,005,735	3.90
> 80.00	636	0.24	$266,222,813	0.49
Total	262,581	100.00	$54,832,690,054	100.00

RBC Covered Bond Programme	Monthly Investor Report - August 31, 2018	Page 6 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 8/31/2018

Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	$225,870,662	$361,107	$521,168	$277,839	$227,030,777
	20.01 - 25.00	$151,097,269	$0	$37,346	$297,207	$151,431,822
	25.01 - 30.00	$216,665,226	$125,949	$78,283	$269,961	$217,139,419
	30.01 - 35.00	$276,792,647	$374,372	$0	$746,789	$277,913,808
	35.01 - 40.00	$359,574,767	$0	$0	$676,328	$360,251,095
	40.01 - 45.00	$473,895,108	$473,934	$305,708	$4,174,704	$478,849,454
	45.01 - 50.00	$574,898,966	$1,614,464	$283,300	$2,009,859	$578,806,589
	50.01 - 55.00	$633,446,149	$963,383	$223,925	$1,933,913	$636,567,370
	55.01 - 60.00	$724,699,027	$1,234,873	$84,974	$2,800,866	$728,819,740
	60.01 - 65.00	$759,187,736	$1,707,005	$170,557	$3,249,377	$764,314,675
	65.01 - 70.00	$827,041,942	$453,195	$772,980	$3,209,328	$831,477,446
	70.01 - 75.00	$848,284,003	$785,228	$854,806	$2,563,392	$852,487,429
	75.01 - 80.00	$694,876,132	$1,121,005	$538,295	$1,501,188	$698,036,620
	> 80.00	$100,911,413	$0	$0	$274,106	$101,185,518
Total Alberta		$6,867,241,049	$9,214,514	$3,871,344	$23,984,857	$6,904,311,764

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	$1,336,942,910	$1,386,245	$340,224	$259,498	$1,338,928,877
	20.01 - 25.00	$898,609,173	$89,183	$0	$232,850	$898,931,206
	25.01 - 30.00	$1,221,377,671	$1,577,261	$1,639,728	$127,767	$1,224,722,428
	30.01 - 35.00	$1,570,776,138	$2,673,105	$433,389	$664,894	$1,574,547,527
	35.01 - 40.00	$1,835,359,788	$2,620,589	$768,024	$1,736,574	$1,840,484,974
	40.01 - 45.00	$1,533,114,650	$1,351,447	$0	$1,415,901	$1,535,881,998
	45.01 - 50.00	$1,240,652,247	$1,467,498	$746,719	$1,815,426	$1,244,681,889
	50.01 - 55.00	$882,670,732	$1,234,000	$349,941	$414,630	$884,669,302
	55.01 - 60.00	$531,252,426	$251,564	$0	$87,333	$531,591,323
	60.01 - 65.00	$459,709,079	$0	$0	$0	$459,709,079
	65.01 - 70.00	$371,521,867	$0	$0	$0	$371,521,867
	70.01 - 75.00	$272,264,300	$0	$0	$0	$272,264,300
	75.01 - 80.00	$122,523,064	$0	$0	$0	$122,523,064
	> 80.00	$622,422	$125,172	$0	$0	$747,595
Total British Columbia		$12,277,396,469	$12,776,064	$4,278,024	$6,754,872	$12,301,205,429

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	$52,141,802	$134,275	$83,683	$0	$52,359,760
	20.01 - 25.00	$36,893,847	$61,006	$151,702	$0	$37,106,554
	25.01 - 30.00	$47,157,944	$45,041	$0	$0	$47,202,985
	30.01 - 35.00	$61,593,908	$0	$0	$0	$61,593,908
	35.01 - 40.00	$81,864,132	$62,967	$135,511	$117,040	$82,179,650
	40.01 - 45.00	$111,959,248	$119,416	$72,656	$150,415	$112,301,735
	45.01 - 50.00	$137,379,513	$0	$0	$38,538	$137,418,051
	50.01 - 55.00	$167,326,677	$219,709	$87,120	$322,225	$167,955,731
	55.01 - 60.00	$156,956,450	$516,587	$476,880	$271,102	$158,221,019
	60.01 - 65.00	$165,147,062	$261,282	$421,550	$0	$165,829,894
	65.01 - 70.00	$202,751,435	$609,996	$477,263	$344,872	$204,183,566
	70.01 - 75.00	$201,984,671	$213,414	$0	$0	$202,198,085
	75.01 - 80.00	$90,169,496	$224,068	$0	$0	$90,393,564
	> 80.00	$317,610	$0	$0	$0	$317,610
Total Manitoba		$1,513,643,795	$2,467,760	$1,906,364	$1,244,191	$1,519,262,111

RBC Covered Bond Programme	Monthly Investor Report - August 31, 2018	Page 7 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 8/31/2018

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	$23,411,242	$0	$0	$38,259	$23,449,501
	20.01 - 25.00	$15,666,126	$44,215	$0	$0	$15,710,342
	25.01 - 30.00	$23,440,568	$0	$0	$43,908	$23,484,476
	30.01 - 35.00	$34,034,240	$0	$0	$0	$34,034,240
	35.01 - 40.00	$45,092,170	$0	$0	$63,168	$45,155,339
	40.01 - 45.00	$71,847,138	$0	$0	$0	$71,847,138
	45.01 - 50.00	$82,274,991	$340,668	$0	$426,100	$83,041,759
	50.01 - 55.00	$83,752,941	$100,817	$0	$250,515	$84,104,274
	55.01 - 60.00	$61,126,873	$0	$0	$69,775	$61,196,648
	60.01 - 65.00	$25,300,380	$0	$0	$105,306	$25,405,686
	65.01 - 70.00	$23,386,601	$103,076	$0	$0	$23,489,678
	70.01 - 75.00	$24,933,266	$0	$0	$0	$24,933,266
	75.01 - 80.00	$23,012,040	$38,556	$0	$0	$23,050,596
	> 80.00	$0	$0	$0	$0	$0
Total New Brunswick		$537,278,577	$627,333	$0	$997,032	$538,902,942

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	$20,128,251	$48,224	$0	$55,535	$20,232,010
Labrador	20.01 - 25.00	$12,778,660	$0	$0	$0	$12,778,660
	25.01 - 30.00	$19,204,846	$0	$0	$0	$19,204,846
	30.01 - 35.00	$29,562,835	$0	$0	$0	$29,562,835
	35.01 - 40.00	$37,752,449	$0	$0	$27,361	$37,779,810
	40.01 - 45.00	$60,063,269	$0	$0	$88,032	$60,151,301
	45.01 - 50.00	$78,247,314	$216,990	$341,846	$0	$78,806,149
	50.01 - 55.00	$91,951,502	$0	$0	$236,321	$92,187,823
	55.01 - 60.00	$51,094,064	$169,030	$0	$0	$51,263,094
	60.01 - 65.00	$29,334,876	$0	$0	$0	$29,334,876
	65.01 - 70.00	$24,956,372	$0	$0	$209,666	$25,166,038
	70.01 - 75.00	$16,074,622	$0	$0	$0	$16,074,622
	75.01 - 80.00	$18,525,706	$0	$0	$0	$18,525,706
	> 80.00	$0	$0	$0	$0	$0
Total Newfoundland and Labrador		$489,674,765	$434,244	$341,846	$616,915	$491,067,769

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	$841,944	$0	$0	$0	$841,944
Territories	20.01 - 25.00	$412,155	$0	$0	$0	$412,155
	25.01 - 30.00	$113,874	$0	$0	$0	$113,874
	30.01 - 35.00	$445,054	$0	$0	$0	$445,054
	35.01 - 40.00	$705,365	$0	$0	$0	$705,365
	40.01 - 45.00	$294,007	$0	$0	$0	$294,007
	45.01 - 50.00	$305,719	$0	$0	$0	$305,719
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Northwest Territories		$3,118,117	$0	$0	$0	$3,118,117

RBC Covered Bond Programme	Monthly Investor Report - August 31, 2018	Page 8 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 8/31/2018

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary

		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	$36,102,591	$0	$0	$68,363	$36,170,954
	20.01 - 25.00	$27,900,862	$0	$0	$0	$27,900,862
	25.01 - 30.00	$33,322,975	$0	$86,667	$0	$33,409,641
	30.01 - 35.00	$45,995,093	$0	$0	$194,212	$46,189,305
	35.01 - 40.00	$59,234,898	$59,766	$102,257	$0	$59,396,920
	40.01 - 45.00	$79,515,179	$0	$0	$538,950	$80,054,129
	45.01 - 50.00	$103,886,840	$85,148	$0	$207,348	$104,179,337
	50.01 - 55.00	$111,654,042	$226,685	$0	$155,772	$112,036,499
	55.01 - 60.00	$95,364,932	$200,859	$0	$277,687	$95,843,478
	60.01 - 65.00	$102,228,834	$526,364	$241,541	$119,236	$103,115,975
	65.01 - 70.00	$118,305,604	$154,704	$0	$255,601	$118,715,909
	70.01 - 75.00	$134,997,956	$0	$0	$318,649	$135,316,605
	75.01 - 80.00	$40,272,102	$0	$0	$0	$40,272,102
	> 80.00	$0	$0	$0	$0	$0
Total Nova Scotia		$988,781,905	$1,253,526	$430,464	$2,135,820	$992,601,715

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	$0	$0	$0	$0	$0
	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$0	$0	$0	$0	$0
	30.01 - 35.00	$41,489	$0	$0	$0	$41,489
	35.01 - 40.00	$0	$0	$0	$0	$0
	40.01 - 45.00	$0	$0	$0	$0	$0
	45.01 - 50.00	$0	$0	$0	$0	$0
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Nunavut		$41,489	$0	$0	$0	$41,489

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	$1,725,504,449	$157,332	$251,319	$140,967	$1,726,054,067
	20.01 - 25.00	$1,172,264,103	$811,896	$0	$0	$1,173,075,999
	25.01 - 30.00	$1,700,608,216	$1,255,554	$147,086	$221,656	$1,702,232,513
	30.01 - 35.00	$2,281,861,233	$856,365	$47,650	$240,985	$2,283,006,233
	35.01 - 40.00	$2,689,660,969	$1,891,688	$906,883	$503,557	$2,692,963,097
	40.01 - 45.00	$3,071,662,192	$1,175,784	$511,942	$663,755	$3,074,013,673
	45.01 - 50.00	$3,031,314,615	$2,068,820	$72,610	$2,241,052	$3,035,697,096
	50.01 - 55.00	$2,554,659,090	$183,976	$1,673,364	$1,157,710	$2,557,674,140
	55.01 - 60.00	$1,863,907,553	$918,294	$0	$1,560,198	$1,866,386,044
	60.01 - 65.00	$1,409,154,444	$753,767	$283,019	$0	$1,410,191,230
	65.01 - 70.00	$1,282,285,121	$0	$0	$354,475	$1,282,639,596
	70.01 - 75.00	$929,619,156	$186,344	$0	$91,202	$929,896,702
	75.01 - 80.00	$876,202,455	$392,884	$0	$0	$876,595,340
	> 80.00	$162,916,384	$556,675	$0	$0	$163,473,059
Total Ontario		$24,751,619,979	$11,209,379	$3,893,874	$7,175,558	$24,773,898,789

RBC Covered Bond Programme	Monthly Investor Report - August 31, 2018	Page 9 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 8/31/2018

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	$5,525,417	$23,913	$0	$0	$5,549,330
Island	20.01 - 25.00	$4,409,432	$0	$0	$0	$4,409,432
	25.01 - 30.00	$5,068,813	$0	$0	$0	$5,068,813
	30.01 - 35.00	$8,983,226	$0	$0	$125,253	$9,108,480
	35.01 - 40.00	$6,486,071	$0	$0	$0	$6,486,071
	40.01 - 45.00	$14,726,474	$0	$0	$15,449	$14,741,923
	45.01 - 50.00	$14,809,671	$0	$0	$0	$14,809,671
	50.01 - 55.00	$17,592,198	$0	$0	$0	$17,592,198
	55.01 - 60.00	$14,291,905	$0	$0	$180,508	$14,472,413
	60.01 - 65.00	$10,530,321	$148,501	$0	$0	$10,678,821
	65.01 - 70.00	$4,812,108	$0	$0	$0	$4,812,108
	70.01 - 75.00	$3,785,857	$0	$0	$0	$3,785,857
	75.01 - 80.00	$4,586,215	$0	$0	$0	$4,586,215
	> 80.00	$0	$0	$0	$0	$0
Total Prince Edward Island		$115,607,708	$172,413	$0	$321,211	$116,101,332

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	$202,364,539	$25,352	$0	$0	$202,389,891
	20.01 - 25.00	$141,756,040	$0	$0	$0	$141,756,040
	25.01 - 30.00	$196,437,753	$0	$0	$537,340	$196,975,093
	30.01 - 35.00	$243,430,767	$107,216	$0	$167,006	$243,704,990
	35.01 - 40.00	$305,213,767	$120,622	$0	$641,836	$305,976,225
	40.01 - 45.00	$402,172,297	$265,240	$0	$0	$402,437,537
	45.01 - 50.00	$480,375,587	$92,597	$198,288	$532,828	$481,199,300
	50.01 - 55.00	$611,553,586	$815,590	$116,618	$1,316,947	$613,802,740
	55.01 - 60.00	$645,290,412	$274,169	$217,458	$1,273,405	$647,055,444
	60.01 - 65.00	$727,118,309	$178,510	$95,088	$565,357	$727,957,263
	65.01 - 70.00	$783,568,029	$944,398	$0	$306,705	$784,819,131
	70.01 - 75.00	$673,816,168	$1,303,701	$597,399	$980,193	$676,697,461
	75.01 - 80.00	$228,240,504	$127,243	$0	$554,842	$228,922,589
	> 80.00	$499,032	$0	$0	$0	$499,032
Total Quebec		$5,641,836,789	$4,254,639	$1,224,850	$6,876,458	$5,654,192,736

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	$69,236,538	$20,144	$10,304	$188,076	$69,455,061
	20.01 - 25.00	$47,591,990	$0	$0	$240,651	$47,832,641
	25.01 - 30.00	$69,503,366	$63,938	$0	$99,366	$69,666,670
	30.01 - 35.00	$95,669,691	$0	$71,013	$109,168	$95,849,873
	35.01 - 40.00	$137,838,508	$0	$148,484	$200,052	$138,187,045
	40.01 - 45.00	$220,848,477	$14,206	$158,654	$1,195,553	$222,216,889
	45.01 - 50.00	$262,305,680	$316,842	$502,581	$2,295,055	$265,420,159
	50.01 - 55.00	$263,435,913	$67,652	$188,734	$1,333,623	$265,025,922
	55.01 - 60.00	$144,325,757	$391,526	$303,021	$820,908	$145,841,213
	60.01 - 65.00	$68,203,527	$0	$0	$0	$68,203,527
	65.01 - 70.00	$53,869,525	$0	$0	$0	$53,869,525
	70.01 - 75.00	$39,330,972	$0	$0	$0	$39,330,972
	75.01 - 80.00	$35,977,417	$0	$0	$0	$35,977,417
	> 80.00	$0	$0	$0	$0	$0
Total Saskatchewan		$1,508,137,361	$874,307	$1,382,792	$6,482,452	$1,516,876,911

RBC Covered Bond Programme	Monthly Investor Report - August 31, 2018	Page 10 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 8/31/2018

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	$1,902,993	$0	$0	$0	$1,902,993
	20.01 - 25.00	$1,530,546	$0	$0	$0	$1,530,546
	25.01 - 30.00	$1,114,814	$0	$0	$0	$1,114,814
	30.01 - 35.00	$1,246,995	$0	$0	$0	$1,246,995
	35.01 - 40.00	$2,760,787	$0	$0	$0	$2,760,787
	40.01 - 45.00	$5,588,287	$0	$0	$0	$5,588,287
	45.01 - 50.00	$3,811,952	$167,174	$0	$0	$3,979,126
	50.01 - 55.00	$1,424,620	$0	$0	$0	$1,424,620
	55.01 - 60.00	$1,267,845	$0	$0	$0	$1,267,845
	60.01 - 65.00	$170,415	$0	$0	$0	$170,415
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$122,522	$0	$0	$0	$122,522
	> 80.00	$0	$0	$0	$0	$0
Total Yukon		$20,941,776	$167,174	$0	$0	$21,108,950

Grand Total		$54,715,319,779	$43,451,352	$17,329,557	$56,589,366	$54,832,690,054

Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	0.41	0.00	0.00	0.00	0.41
	20.01 - 25.00	0.28	0.00	0.00	0.00	0.28
	25.01 - 30.00	0.40	0.00	0.00	0.00	0.40
	30.01 - 35.00	0.50	0.00	0.00	0.00	0.51
	35.01 - 40.00	0.66	0.00	0.00	0.00	0.66
	40.01 - 45.00	0.86	0.00	0.00	0.01	0.87
	45.01 - 50.00	1.05	0.00	0.00	0.00	1.06
	50.01 - 55.00	1.16	0.00	0.00	0.00	1.16
	55.01 - 60.00	1.32	0.00	0.00	0.01	1.33
	60.01 - 65.00	1.38	0.00	0.00	0.01	1.39
	65.01 - 70.00	1.51	0.00	0.00	0.01	1.52
	70.01 - 75.00	1.55	0.00	0.00	0.00	1.55
	75.01 - 80.00	1.27	0.00	0.00	0.00	1.27
	> 80.00	0.18	0.00	0.00	0.00	0.18
Total Alberta		12.52	0.02	0.01	0.04	12.59

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	2.44	0.00	0.00	0.00	2.44
	20.01 - 25.00	1.64	0.00	0.00	0.00	1.64
	25.01 - 30.00	2.23	0.00	0.00	0.00	2.23
	30.01 - 35.00	2.86	0.00	0.00	0.00	2.87
	35.01 - 40.00	3.35	0.00	0.00	0.00	3.36
	40.01 - 45.00	2.80	0.00	0.00	0.00	2.80
	45.01 - 50.00	2.26	0.00	0.00	0.00	2.27
	50.01 - 55.00	1.61	0.00	0.00	0.00	1.61
	55.01 - 60.00	0.97	0.00	0.00	0.00	0.97
	60.01 - 65.00	0.84	0.00	0.00	0.00	0.84
	65.01 - 70.00	0.68	0.00	0.00	0.00	0.68
	70.01 - 75.00	0.50	0.00	0.00	0.00	0.50
	75.01 - 80.00	0.22	0.00	0.00	0.00	0.22
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total British Columbia		22.39	0.02	0.01	0.01	22.43

RBC Covered Bond Programme	Monthly Investor Report - August 31, 2018	Page 11 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 8/31/2018

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	0.10	0.00	0.00	0.00	0.10
	20.01 - 25.00	0.07	0.00	0.00	0.00	0.07
	25.01 - 30.00	0.09	0.00	0.00	0.00	0.09
	30.01 - 35.00	0.11	0.00	0.00	0.00	0.11
	35.01 - 40.00	0.15	0.00	0.00	0.00	0.15
	40.01 - 45.00	0.20	0.00	0.00	0.00	0.20
	45.01 - 50.00	0.25	0.00	0.00	0.00	0.25
	50.01 - 55.00	0.31	0.00	0.00	0.00	0.31
	55.01 - 60.00	0.29	0.00	0.00	0.00	0.29
	60.01 - 65.00	0.30	0.00	0.00	0.00	0.30
	65.01 - 70.00	0.37	0.00	0.00	0.00	0.37
	70.01 - 75.00	0.37	0.00	0.00	0.00	0.37
	75.01 - 80.00	0.16	0.00	0.00	0.00	0.16
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Manitoba		2.76	0.00	0.00	0.00	2.77

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	0.04	0.00	0.00	0.00	0.04
	20.01 - 25.00	0.03	0.00	0.00	0.00	0.03
	25.01 - 30.00	0.04	0.00	0.00	0.00	0.04
	30.01 - 35.00	0.06	0.00	0.00	0.00	0.06
	35.01 - 40.00	0.08	0.00	0.00	0.00	0.08
	40.01 - 45.00	0.13	0.00	0.00	0.00	0.13
	45.01 - 50.00	0.15	0.00	0.00	0.00	0.15
	50.01 - 55.00	0.15	0.00	0.00	0.00	0.15
	55.01 - 60.00	0.11	0.00	0.00	0.00	0.11
	60.01 - 65.00	0.05	0.00	0.00	0.00	0.05
	65.01 - 70.00	0.04	0.00	0.00	0.00	0.04
	70.01 - 75.00	0.05	0.00	0.00	0.00	0.05
	75.01 - 80.00	0.04	0.00	0.00	0.00	0.04
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total New Brunswick		0.98	0.00	0.00	0.00	0.98

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	0.04	0.00	0.00	0.00	0.04
Labrador	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.04	0.00	0.00	0.00	0.04
	30.01 - 35.00	0.05	0.00	0.00	0.00	0.05
	35.01 - 40.00	0.07	0.00	0.00	0.00	0.07
	40.01 - 45.00	0.11	0.00	0.00	0.00	0.11
	45.01 - 50.00	0.14	0.00	0.00	0.00	0.14
	50.01 - 55.00	0.17	0.00	0.00	0.00	0.17
	55.01 - 60.00	0.09	0.00	0.00	0.00	0.09
	60.01 - 65.00	0.05	0.00	0.00	0.00	0.05
	65.01 - 70.00	0.05	0.00	0.00	0.00	0.05
	70.01 - 75.00	0.03	0.00	0.00	0.00	0.03
	75.01 - 80.00	0.03	0.00	0.00	0.00	0.03
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Newfoundland and Labrador		0.89	0.00	0.00	0.00	0.90

RBC Covered Bond Programme	Monthly Investor Report - August 31, 2018	Page 12 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 8/31/2018

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	0.00	0.00	0.00	0.00	0.00
Territories	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Northwest Territories		0.01	0.00	0.00	0.00	0.01

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	0.07	0.00	0.00	0.00	0.07
	20.01 - 25.00	0.05	0.00	0.00	0.00	0.05
	25.01 - 30.00	0.06	0.00	0.00	0.00	0.06
	30.01 - 35.00	0.08	0.00	0.00	0.00	0.08
	35.01 - 40.00	0.11	0.00	0.00	0.00	0.11
	40.01 - 45.00	0.15	0.00	0.00	0.00	0.15
	45.01 - 50.00	0.19	0.00	0.00	0.00	0.19
	50.01 - 55.00	0.20	0.00	0.00	0.00	0.20
	55.01 - 60.00	0.17	0.00	0.00	0.00	0.17
	60.01 - 65.00	0.19	0.00	0.00	0.00	0.19
	65.01 - 70.00	0.22	0.00	0.00	0.00	0.22
	70.01 - 75.00	0.25	0.00	0.00	0.00	0.25
	75.01 - 80.00	0.07	0.00	0.00	0.00	0.07
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Nova Scotia		1.80	0.00	0.00	0.00	1.81

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Nunavut		0.00	0.00	0.00	0.00	0.00

RBC Covered Bond Programme	Monthly Investor Report - August 31, 2018	Page 13 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 8/31/2018

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	3.15	0.00	0.00	0.00	3.15
	20.01 - 25.00	2.14	0.00	0.00	0.00	2.14
	25.01 - 30.00	3.10	0.00	0.00	0.00	3.10
	30.01 - 35.00	4.16	0.00	0.00	0.00	4.16
	35.01 - 40.00	4.91	0.00	0.00	0.00	4.91
	40.01 - 45.00	5.60	0.00	0.00	0.00	5.61
	45.01 - 50.00	5.53	0.00	0.00	0.00	5.54
	50.01 - 55.00	4.66	0.00	0.00	0.00	4.66
	55.01 - 60.00	3.40	0.00	0.00	0.00	3.40
	60.01 - 65.00	2.57	0.00	0.00	0.00	2.57
	65.01 - 70.00	2.34	0.00	0.00	0.00	2.34
	70.01 - 75.00	1.70	0.00	0.00	0.00	1.70
	75.01 - 80.00	1.60	0.00	0.00	0.00	1.60
	> 80.00	0.30	0.00	0.00	0.00	0.30
Total Ontario		45.14	0.02	0.01	0.01	45.18

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	0.01	0.00	0.00	0.00	0.01
Island	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.02	0.00	0.00	0.00	0.02
	35.01 - 40.00	0.01	0.00	0.00	0.00	0.01
	40.01 - 45.00	0.03	0.00	0.00	0.00	0.03
	45.01 - 50.00	0.03	0.00	0.00	0.00	0.03
	50.01 - 55.00	0.03	0.00	0.00	0.00	0.03
	55.01 - 60.00	0.03	0.00	0.00	0.00	0.03
	60.01 - 65.00	0.02	0.00	0.00	0.00	0.02
	65.01 - 70.00	0.01	0.00	0.00	0.00	0.01
	70.01 - 75.00	0.01	0.00	0.00	0.00	0.01
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Prince Edward Island		0.21	0.00	0.00	0.00	0.21

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	0.37	0.00	0.00	0.00	0.37
	20.01 - 25.00	0.26	0.00	0.00	0.00	0.26
	25.01 - 30.00	0.36	0.00	0.00	0.00	0.36
	30.01 - 35.00	0.44	0.00	0.00	0.00	0.44
	35.01 - 40.00	0.56	0.00	0.00	0.00	0.56
	40.01 - 45.00	0.73	0.00	0.00	0.00	0.73
	45.01 - 50.00	0.88	0.00	0.00	0.00	0.88
	50.01 - 55.00	1.12	0.00	0.00	0.00	1.12
	55.01 - 60.00	1.18	0.00	0.00	0.00	1.18
	60.01 - 65.00	1.33	0.00	0.00	0.00	1.33
	65.01 - 70.00	1.43	0.00	0.00	0.00	1.43
	70.01 - 75.00	1.23	0.00	0.00	0.00	1.23
	75.01 - 80.00	0.42	0.00	0.00	0.00	0.42
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Quebec		10.29	0.01	0.00	0.01	10.31

RBC Covered Bond Programme	Monthly Investor Report - August 31, 2018	Page 14 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 8/31/2018

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	0.13	0.00	0.00	0.00	0.13
	20.01 - 25.00	0.09	0.00	0.00	0.00	0.09
	25.01 - 30.00	0.13	0.00	0.00	0.00	0.13
	30.01 - 35.00	0.17	0.00	0.00	0.00	0.17
	35.01 - 40.00	0.25	0.00	0.00	0.00	0.25
	40.01 - 45.00	0.40	0.00	0.00	0.00	0.41
	45.01 - 50.00	0.48	0.00	0.00	0.00	0.48
	50.01 - 55.00	0.48	0.00	0.00	0.00	0.48
	55.01 - 60.00	0.26	0.00	0.00	0.00	0.27
	60.01 - 65.00	0.12	0.00	0.00	0.00	0.12
	65.01 - 70.00	0.10	0.00	0.00	0.00	0.10
	70.01 - 75.00	0.07	0.00	0.00	0.00	0.07
	75.01 - 80.00	0.07	0.00	0.00	0.00	0.07
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Saskatchewan		2.75	0.00	0.00	0.01	2.77

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.01	0.00	0.00	0.00	0.01
	40.01 - 45.00	0.01	0.00	0.00	0.00	0.01
	45.01 - 50.00	0.01	0.00	0.00	0.00	0.01
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Yukon		0.04	0.00	0.00	0.00	0.04

Grand Total		99.79	0.08	0.03	0.10	100.00

Cover Pool Indexed LTV - Drawn by Credit Bureau Score

Indexed LTV (%)	Credit Bureau Score		Principal Balance	Percentage
20.00 and below	Score Unavailable		$4,787,856	0.01
	499 and below		$14,080,758	0.03
	500 - 539		$1,943,331	0.00
	540 - 559		$3,010,499	0.01
	560 - 579		$2,797,869	0.01
	580 - 599		$5,661,520	0.01
	600 - 619		$7,669,796	0.01
	620 - 639		$14,268,951	0.03
	640 - 659		$23,367,787	0.04
	660 - 679		$38,274,852	0.07
	680 - 699		$57,807,350	0.11
	700 - 719		$84,362,669	0.15
	720 - 739		$112,741,136	0.21
	740 - 759		$142,837,944	0.26
	760 - 779		$160,554,544	0.29
	780 - 799		$239,560,836	0.44
	800 and above		$2,790,637,466	5.09
Total			$3,704,365,165	6.76

RBC Covered Bond Programme	Monthly Investor Report - August 31, 2018	Page 15 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 8/31/2018

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.01 - 25.00	Score Unavailable	$975,016	0.00
	499 and below	$8,857,929	0.02
	500 - 539	$3,838,298	0.01
	540 - 559	$1,918,139	0.00
	560 - 579	$2,291,114	0.00
	580 - 599	$4,201,670	0.01
	600 - 619	$7,366,618	0.01
	620 - 639	$10,079,705	0.02
	640 - 659	$20,486,854	0.04
	660 - 679	$29,994,902	0.05
	680 - 699	$53,629,278	0.10
	700 - 719	$69,049,695	0.13
	720 - 739	$95,153,581	0.17
	740 - 759	$106,531,102	0.19
	760 - 779	$135,751,383	0.25
	780 - 799	$184,202,099	0.34
	800 and above	$1,778,548,877	3.24
Total		$2,512,876,258	4.58

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
25.01 - 30.00	Score Unavailable	$1,701,425	0.00
	499 and below	$11,480,258	0.02
	500 - 539	$4,616,532	0.01
	540 - 559	$3,699,192	0.01
	560 - 579	$8,878,166	0.02
	580 - 599	$11,393,537	0.02
	600 - 619	$10,336,052	0.02
	620 - 639	$21,557,671	0.04
	640 - 659	$34,198,969	0.06
	660 - 679	$56,962,999	0.10
	680 - 699	$81,481,446	0.15
	700 - 719	$119,018,964	0.22
	720 - 739	$137,502,017	0.25
	740 - 759	$163,923,814	0.30
	760 - 779	$207,066,311	0.38
	780 - 799	$271,736,696	0.50
	800 and above	$2,394,781,523	4.37
Total		$3,540,335,572	6.46

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
30.01 - 35.00	Score Unavailable	$3,954,222	0.01
	499 and below	$17,287,762	0.03
	500 - 539	$6,881,993	0.01
	540 - 559	$7,492,446	0.01
	560 - 579	$6,709,109	0.01
	580 - 599	$11,854,615	0.02
	600 - 619	$18,365,171	0.03
	620 - 639	$37,540,665	0.07
	640 - 659	$63,471,199	0.12
	660 - 679	$93,363,003	0.17
	680 - 699	$140,670,847	0.26
	700 - 719	$173,321,621	0.32
	720 - 739	$201,389,108	0.37
	740 - 759	$257,211,000	0.47
	760 - 779	$301,053,886	0.55
	780 - 799	$357,379,420	0.65
	800 and above	$2,959,298,671	5.40
Total		$4,657,244,736	8.49

RBC Covered Bond Programme	Monthly Investor Report - August 31, 2018	Page 16 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 8/31/2018

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
35.01 - 40.00	Score Unavailable	$2,423,546	0.00
	499 and below	$13,729,043	0.03
	500 - 539	$13,078,623	0.02
	540 - 559	$9,728,198	0.02
	560 - 579	$13,350,494	0.02
	580 - 599	$25,700,313	0.05
	600 - 619	$29,951,566	0.05
	620 - 639	$48,065,498	0.09
	640 - 659	$76,038,713	0.14
	660 - 679	$128,289,346	0.23
	680 - 699	$169,280,274	0.31
	700 - 719	$239,037,955	0.44
	720 - 739	$286,066,250	0.52
	740 - 759	$317,058,656	0.58
	760 - 779	$378,357,762	0.69
	780 - 799	$506,607,249	0.92
	800 and above	$3,315,562,890	6.05
Total		$5,572,326,378	10.16

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
40.01 - 45.00	Score Unavailable	$524,231	0.00
	499 and below	$22,795,198	0.04
	500 - 539	$18,108,772	0.03
	540 - 559	$10,133,566	0.02
	560 - 579	$20,888,194	0.04
	580 - 599	$25,282,542	0.05
	600 - 619	$37,191,357	0.07
	620 - 639	$63,925,855	0.12
	640 - 659	$93,083,955	0.17
	660 - 679	$154,741,201	0.28
	680 - 699	$218,628,904	0.40
	700 - 719	$303,975,807	0.55
	720 - 739	$335,702,621	0.61
	740 - 759	$386,342,939	0.70
	760 - 779	$443,889,312	0.81
	780 - 799	$509,190,284	0.93
	800 and above	$3,413,973,333	6.23
Total		$6,058,378,071	11.05

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
45.01 - 50.00	Score Unavailable	$683,350	0.00
	499 and below	$17,131,461	0.03
	500 - 539	$17,813,107	0.03
	540 - 559	$14,132,850	0.03
	560 - 579	$20,353,161	0.04
	580 - 599	$24,427,922	0.04
	600 - 619	$53,954,391	0.10
	620 - 639	$68,356,481	0.12
	640 - 659	$109,528,452	0.20
	660 - 679	$183,895,897	0.34
	680 - 699	$262,933,043	0.48
	700 - 719	$358,498,454	0.65
	720 - 739	$373,065,120	0.68
	740 - 759	$410,815,450	0.75
	760 - 779	$495,183,699	0.90
	780 - 799	$542,826,889	0.99
	800 and above	$3,074,745,118	5.61
Total		$6,028,344,843	10.99

RBC Covered Bond Programme	Monthly Investor Report - August 31, 2018	Page 17 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 8/31/2018

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
50.01 - 55.00	Score Unavailable	$2,089,905	0.00
	499 and below	$14,343,058	0.03
	500 - 539	$15,454,549	0.03
	540 - 559	$13,440,534	0.02
	560 - 579	$18,947,568	0.03
	580 - 599	$26,763,880	0.05
	600 - 619	$43,211,785	0.08
	620 - 639	$76,083,601	0.14
	640 - 659	$122,264,574	0.22
	660 - 679	$172,754,649	0.32
	680 - 699	$262,753,195	0.48
	700 - 719	$334,029,011	0.61
	720 - 739	$385,590,452	0.70
	740 - 759	$413,256,826	0.75
	760 - 779	$467,558,602	0.85
	780 - 799	$501,598,395	0.91
	800 and above	$2,562,900,035	4.67
Total		$5,433,040,618	9.91

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
55.01 - 60.00	Score Unavailable	$639,747	0.00
	499 and below	$9,155,582	0.02
	500 - 539	$15,232,750	0.03
	540 - 559	$10,170,614	0.02
	560 - 579	$11,962,983	0.02
	580 - 599	$24,172,850	0.04
	600 - 619	$30,786,905	0.06
	620 - 639	$60,516,942	0.11
	640 - 659	$90,620,497	0.17
	660 - 679	$162,769,013	0.30
	680 - 699	$214,200,473	0.39
	700 - 719	$275,375,189	0.50
	720 - 739	$326,414,995	0.60
	740 - 759	$334,625,938	0.61
	760 - 779	$389,388,999	0.71
	780 - 799	$403,721,190	0.74
	800 and above	$1,942,203,593	3.54
Total		$4,301,958,261	7.85

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
60.01 - 65.00	Score Unavailable	$730,899	0.00
	499 and below	$6,488,371	0.01
	500 - 539	$7,641,184	0.01
	540 - 559	$7,950,146	0.01
	560 - 579	$12,565,392	0.02
	580 - 599	$20,326,042	0.04
	600 - 619	$26,059,920	0.05
	620 - 639	$37,620,197	0.07
	640 - 659	$80,306,851	0.15
	660 - 679	$114,917,194	0.21
	680 - 699	$176,109,739	0.32
	700 - 719	$241,805,289	0.44
	720 - 739	$277,811,419	0.51
	740 - 759	$304,007,574	0.55
	760 - 779	$321,878,537	0.59
	780 - 799	$363,682,725	0.66
	800 and above	$1,765,009,963	3.22
Total		$3,764,911,440	6.87

RBC Covered Bond Programme	Monthly Investor Report - August 31, 2018	Page 18 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 8/31/2018

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
65.01 - 70.00	Score Unavailable	$430,129	0.00
	499 and below	$9,315,794	0.02
	500 - 539	$10,035,999	0.02
	540 - 559	$7,482,667	0.01
	560 - 579	$7,513,426	0.01
	580 - 599	$18,822,726	0.03
	600 - 619	$29,892,450	0.05
	620 - 639	$53,175,327	0.10
	640 - 659	$98,518,907	0.18
	660 - 679	$155,009,582	0.28
	680 - 699	$196,347,650	0.36
	700 - 719	$242,493,143	0.44
	720 - 739	$267,714,476	0.49
	740 - 759	$297,796,244	0.54
	760 - 779	$323,241,547	0.59
	780 - 799	$378,428,450	0.69
	800 and above	$1,604,476,345	2.93
Total		$3,700,694,863	6.75

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
70.01 - 75.00	Score Unavailable	$0	0.00
	499 and below	$6,066,505	0.01
	500 - 539	$6,975,262	0.01
	540 - 559	$5,645,031	0.01
	560 - 579	$6,040,358	0.01
	580 - 599	$18,720,404	0.03
	600 - 619	$26,692,042	0.05
	620 - 639	$49,661,902	0.09
	640 - 659	$88,595,198	0.16
	660 - 679	$141,366,531	0.26
	680 - 699	$203,241,124	0.37
	700 - 719	$230,708,510	0.42
	720 - 739	$262,897,123	0.48
	740 - 759	$282,385,412	0.51
	760 - 779	$285,276,974	0.52
	780 - 799	$299,940,788	0.55
	800 and above	$1,238,772,139	2.26
Total		$3,152,985,301	5.75

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
75.01 - 80.00	Score Unavailable	$0	0.00
	499 and below	$1,718,155	0.00
	500 - 539	$5,360,315	0.01
	540 - 559	$5,724,413	0.01
	560 - 579	$5,276,631	0.01
	580 - 599	$8,764,982	0.02
	600 - 619	$21,900,479	0.04
	620 - 639	$34,891,915	0.06
	640 - 659	$72,165,162	0.13
	660 - 679	$106,950,339	0.20
	680 - 699	$149,315,404	0.27
	700 - 719	$178,640,555	0.33
	720 - 739	$193,241,003	0.35
	740 - 759	$215,696,741	0.39
	760 - 779	$208,117,208	0.38
	780 - 799	$216,022,877	0.39
	800 and above	$715,219,555	1.30
Total		$2,139,005,735	3.90

RBC Covered Bond Programme	Monthly Investor Report - August 31, 2018	Page 19 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 8/31/2018

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
> 80.00	Score Unavailable	$0	0.00
	499 and below	$305,835	0.00
	500 - 539	$381,338	0.00
	540 - 559	$29,764	0.00
	560 - 579	$1,400,559	0.00
	580 - 599	$1,010,340	0.00
	600 - 619	$2,987,131	0.01
	620 - 639	$5,980,230	0.01
	640 - 659	$10,168,087	0.02
	660 - 679	$12,939,661	0.02
	680 - 699	$21,444,568	0.04
	700 - 719	$24,955,897	0.05
	720 - 739	$27,757,128	0.05
	740 - 759	$24,733,739	0.05
	760 - 779	$28,837,147	0.05
	780 - 799	$23,093,848	0.04
	800 and above	$80,197,543	0.15
Total		$266,222,813	0.49

Grand Total		$54,832,690,054	100.00

RBC Covered Bond Programme	Monthly Investor Report - August 31, 2018	Page 20 of 21

RBC Covered Bond Programme Monthly Investor Report Appendix Housing Price Index Methodology

Indexation Methodology
The Market Value of the Properties used in calculating the Asset Coverage Test, the Valuation Calculation and the Amortization Test (except in respect of Calculation Dates prior to June 30, 2014) and for other purposes required by the Guide is adjusted, at least quarterly, for subsequent price developments with respect to the Property subject to the Related Security in respect of each such Loan by adjusting the Latest Valuation for such Property by a rate of change determined by the Index (as described below).

The Teranet-National Bank House Price Index™ Composite 11 (the Index) is an independently developed representation of monthly average home price changes in the following eleven Canadian metropolitan areas: Victoria, Vancouver, Calgary, Edmonton, Winnipeg, Hamilton, Toronto, Ottawa, Montréal, Québec and Halifax. These metropolitan areas are combined to form the Index. The Index is the weighted average of these eleven metropolitan areas.
Further details on the Index including a description of the method used to calculate the Index is available at www.housepriceindex.ca.

A three-step process is used to determine the Market Value for each Property subject to the Related Security in respect of a Loan. First, a code (the Forward Sortation Area (FSA)) which identifies the location of the Property is compared to corresponding codes maintained by Teranet Inc. to confirm whether the property is located within any of the 11 Canadian metropolitan areas covered by the Index. Second, to the extent an FSA match is not found, the name of the city in which such Property is located is used to confirm whether such city matches any of the Canadian metropolitan areas covered by the Index. The Market Value is then determined by adjusting the Latest Valuation for such Property, at least quarterly, by the rate of change for the corresponding Canadian metropolitan area, and where there is no corresponding Canadian metropolitan area, the rate of change indicated in the Index, from the date of the Latest Valuation to the date on which the Latest Valuation is being adjusted for purposes of determining the Market Value for such Property. Where the Latest Valuation in respect of such Property pre-dates the first available date for the relevant rate of change in the Index, the first available date for such rate of change is used to determine the rate of change to apply to adjust the Latest Valuation for purposes of determining the Market Value for such Property. Such adjusted Market Value is the adjusted Original Market Value referred to in footnote 2 on page 4 of the Investor Report.

The Issuer and the Guarantor LP may from time to time determine to use a different index or indices or a different indexation methodology to adjust the Latest Valuation for subsequent price developments to determine Market Value for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable results or that is more cost effective. Any such change in the Index or Index Methodology used to determine Market Value will be disclosed to Covered Bondholders and made in accordance with the definition of "Market Value" and “Index Methodology” in the Master Definition and Construction Agreement and be required to meet the requirements in the Guide, which include the requirement that any such change may only be made (i) upon notice to CMHC and satisfaction of any other conditions specified by CMHC in relation thereto, (ii) if such change constitutes a material change, subject to Rating Agency Confirmation, and (iii) if such change is materially prejudicial to the Covered Bondholders, subject to the consent of the Bond Trustee. In addition, the Issuer is required, pursuant to the Guide, to provide CMHC notice upon becoming aware of any change or proposed change in the method used to calculate the Index.

No website referred to herein forms part of the Investor Report, nor have the contents of any such website been approved by or submitted to CMHC or any other governmental, securities or other regulatory authority.

Risk Factors relating to the Indexation Methodology

The Issuer and the Guarantor LP believe that the following factors, although not exhaustive, could be material for the purpose of assessing risks associated with the use of the Index.

No recourse for errors in the data in the Index
The Issuer and the Guarantor LP have received written permission from the Index providers to use the Index. The data in the Index is provided on an “as is” basis and without any warranty as to the accuracy, completeness, non-infringement, originality, timeliness or any other characteristic of the data and the Index providers disclaim any and all liability with respect to such data. Neither the Issuer nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or reliance placed on such information. As a result, there will not be any recourse for investors, the Issuer or the Guarantor LP for any errors in the data in the Index relied upon to determine the Market Value in respect of any Property subject to the Related Security in respect of a Loan.

The actual rate of change in the value of a Property may differ from the rate of change used to adjust the Latest Valuation for such Property in determining its Market Value

The Index does not include a representation of changes in average home prices outside of the Canadian metropolitan areas that it covers and was developed as a representation of monthly average home price changes in the Canadian metropolitan areas that it does cover. While the Index uses data from single family properties, including detached, semi-detached, townhouse/row homes and condominium properties, it is being used to determine the Market Value of all Properties included as Related Security for Loans in the Covered Bond Portfolio, which may not correspond in every case to the categories included in the Index. The actual value of a Property subject to the Related Security in respect of each Loan may change at a rate that is greater than or less than the rate of change used to determine the Market Value for such Property. This discrepancy may be magnified when the Index is used to determine the Market Value for a Property outside of the Canadian metropolitan areas covered by the Index given factors that affect housing prices may vary significantly regionally from a national average or where the Index is used to determine Market Value for a Property in a category not covered by the Index and whose value is affected by factors that are different from those that affect the value of properties in the categories used by the Index. In addition, the methodology applied to produce the Index makes certain fundamental assumptions that impose difficulties in selecting or filtering the properties that are used to produce the Index due to a lack of information about the properties, which may result in such properties being excluded and may impact the accuracy of the representation of the rate of change in the Index.

The Index may not always be available in its current form or a different Index may be used to determine Market Value for a Property subject to Related Security in respect of a Loan
The Index providers may make a change to the method used to calculate the Index, the frequency with which the Index is published may change (such that the Index no longer meets the requirements in the Guide), or the Index may cease to be available to the Issuer and the Guarantor LP for determining the the Market Value of the Property subject to Related Security in respect of a Loan. In such circumstances, the Issuer and the Guarantor LP may or will need to select one or more new indices for determining Market Value of the Property subject to Related Security in respect of a Loan. The Issuer and the Guarantor LP may also determine at any time to use a different index or indices to adjust the Latest Valuation of the Property subject to Related Security in respect of a Loan for subsequent price developments to determine the Market Value of such Property, for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable Market Value results or that is more cost effective. The use of any such new indices to adjust Latest Valuation could result in a significant change in the Market Value of the real property subject to the Related Security in respect of each Loan. See "Housing Price Index Methodology - Indexation Methodology".

RBC Covered Bond Programme	Monthly Investor Report - August 31, 2018	Page 21 of 21